Equity (Capital Contributions & Cash Distributions - Narrative) (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Aug. 03, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 28, 2017
Capital contributions				$ (202)
Distribution to MetLife, Inc.					$ 1,798	$ 0	$ 0
Remaining assets held in trust pledged as collateral			$ 590						$ 590
Dividends paid to a former affiliate					0	556	699
Cash distributions to former affiliates related to a profit sharing agreement					40	78	72
Spinoff
Distribution to MetLife, Inc.	$ 1,800
Non-cash Capital Contribution
Capital contributions		$ 1,100	$ 750		$ 60	47	14
Accrued capital contributions							120	$ 385
Cash Capital Contribution
Capital contributions				$ 202		$ 1,600	$ 10